4. NET OPERATING REVENUE	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
NET OPERATING REVENUE
4.	NET OPERATING REVENUE

	2020	2019	2018

Gross operating revenue	12,267,543	13,700,263	16,169,775

Deductions from gross revenue	(2,983,240)	(3,208,167)	(3,959,715)
Taxes	(2,705,318)	(3,105,263)	(3,872,948)
Other deductions	(277,922)	(102,904)	(86,767)

Net operating revenue	9,284,303	10,492,096	12,210,060